Exhibit 99.3 Schedule 1

ATR QM Data Fields
Loans in Report: 4

Dummy Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
900000187	xx	Not covered/exempt	No	No
900000258	xx	Not covered/exempt	No	No
900000208	xx	Non-QM: Compliant with ATR	No	Yes
900000052	xx	Not covered/exempt	No	No
4